Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (81,765,359)	$ (3,796,754)	$ (11,887,374)	$ (15,041,958)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	156,890	111,719	468,906	342,078
Loss on sale of property and equipment			223	20,212
Inventory allowance expense			(7,574)	19,432
Amortization of deferred rent	(9,052)	(9,052)	(36,207)	157,066
Amortization of debt discounts	197,613	137,449	169,248	120,931
Amortization of notes payable offering costs			21,137	7,871
Interest expense accrued to convertible notes			230,805	42,475
Interest income added to note receivable from stockholder				(3,810)
Fair value of warrant accounted for as a reduction of revenue				57,494
Adjustment to record convertible note at fair value		360,324	799,194	174,292
Stock-based compensation expense	366,640	86,155	390,617	333,466
Gain due to changes in fair value of warrant liability			(186,075)	(17,126)
Loss on increase in fair value of warrant liability	77,436,700
Other		(8,298)
Changes in operating assets and liabilities:
Accounts receivable	(1,225,579)	(111,842)	238,771	(396,603)
Inventories	(494,689)	4,950	(102,157)	(828,776)
Prepaid expense and other assets	(155,893)	(39,471)	(87,335)	(5,326)
Deferred costs of revenue	(529,777)	(304,826)	(441,650)	(1,130,246)
Accounts payable	(454,384)	234,510	(231,050)	808,813
Accrued liabilities	134,999	30,517	433,323	74,259
Customer advances and deferred revenues	779,069	942,113	1,163,626	2,602,311
Net cash used in operating activities	(5,562,822)	(2,362,506)	(9,063,577)	(12,663,145)
Investing activities:
Security deposits				10,000
Note receivable from stockholder	103,735			(45,000)
Acquisition of property and equipment	(248,390)	(37,412)	(393,734)	(832,303)
Proceeds from sales of property and equipment			14,511	2,465
Net cash used in investing activities	(144,655)	(37,412)	(379,223)	(864,838)
Financing activities:
Proceeds from issuance of 2013 Series B Convertible Bridge Notes, net of issuance costs			4,929,196
Proceeds from issuance of notes payable and warrants, net of issuance costs				3,500,000
Principal payments on notes payable	(2,532,244)	(436,148)	(1,829,466)	(609,753)
Proceeds from issuance of 2012 Series B Convertible Bridge Notes		1,500,000	2,000,000	3,311,546
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs			4,152,329	8,476,074
Payments for private placement offerings			(947,758)
Proceeds from issuance of common stock, net of repurchases	22,010,793	52,740	205,143	30,904
Net cash provided by financing activities	19,478,549	1,116,592	8,509,444	14,708,771
Net (decrease) increase in cash	13,771,072	(1,283,326)	(933,356)	1,180,788
Cash at beginning of period	805,306	1,738,662	1,738,662	557,874
Cash at end of period	14,576,378	455,336	805,306	1,738,662
Supplemental disclosure of cash flow activities:
Cash paid for interest	130,271	135,558	632,540	387,391
Cash paid for taxes	1,810	800	25,035	172
Supplemental disclosure of non-cash activities:
Acquisition of property and equipment with note payable				200,000
Acquisition of property and equipment with capital lease				23,079
Transfer to property and equipment from inventory				467,547
Preferred stock and common warrants issued to lender			5,293	355,116
Conversion of principal on convertible notes into Series B convertible preferred stock			6,490,071
Common stock warrants issued in connection with Series B convertible preferred stock offering			168,872
Vesting of early exercised stock options			5,283	13,233
Conversion of convertible preferred stock to common stock	$ 27,324,208